Preferred Shares - Preferred shares activities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Preferred shares activities
Balance as of beginning	¥ 7,891,348	¥ 7,210,614	¥ 3,772,761
Balance as of beginning (in shares)	180,336,722	180,336,722	145,658,850
Issuance of Preferred Shares			¥ 3,011,072
Issuance of Preferred Shares (in shares)			34,677,872
Accretion to Preferred Shares redemption value	¥ 170,585	¥ 680,734	¥ 426,781
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (8,061,933)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(180,336,722)
Balance as of ending		¥ 7,891,348	¥ 7,210,614
Balance as of ending (in shares)		180,336,722	180,336,722
Series A convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 89,551	¥ 89,551	¥ 89,551
Balance as of beginning (in shares)	36,009,602	36,009,602	36,009,602
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (89,551)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(36,009,602)
Balance as of ending		¥ 89,551	¥ 89,551
Balance as of ending (in shares)	0	36,009,602	36,009,602
Series B convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 220,403	¥ 220,403	¥ 212,476
Balance as of beginning (in shares)	25,164,697	25,164,697	25,164,697
Accretion to Preferred Shares redemption value			¥ 7,927
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (220,403)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(25,164,697)
Balance as of ending		¥ 220,403	¥ 220,403
Balance as of ending (in shares)	0	25,164,697	25,164,697
Series C convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 556,552	¥ 541,781	¥ 506,846
Balance as of beginning (in shares)	27,935,316	27,935,316	27,935,316
Accretion to Preferred Shares redemption value	¥ 3,524	¥ 14,771	¥ 34,935
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (560,076)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(27,935,316)
Balance as of ending		¥ 556,552	¥ 541,781
Balance as of ending (in shares)	0	27,935,316	27,935,316
Series D convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 943,841	¥ 892,885	¥ 829,328
Balance as of beginning (in shares)	22,334,525	22,334,525	22,334,525
Accretion to Preferred Shares redemption value	¥ 12,390	¥ 50,956	¥ 63,557
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (956,231)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(22,334,525)
Balance as of ending		¥ 943,841	¥ 892,885
Balance as of ending (in shares)	0	22,334,525	22,334,525
Series D1 Convertible Redeemable Preferred Stock
Preferred shares activities
Balance as of beginning	¥ 315,239	¥ 296,256	¥ 274,386
Balance as of beginning (in shares)	6,947,330	6,947,330	6,947,330
Accretion to Preferred Shares redemption value	¥ 4,634	¥ 18,983	¥ 21,870
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (319,873)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(6,947,330)
Balance as of ending		¥ 315,239	¥ 296,256
Balance as of ending (in shares)	0	6,947,330	6,947,330
Series E convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 2,244,966	¥ 2,036,695	¥ 1,860,174
Balance as of beginning (in shares)	27,267,380	27,267,380	27,267,380
Accretion to Preferred Shares redemption value	¥ 51,967	¥ 208,271	¥ 176,521
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (2,296,933)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(27,267,380)
Balance as of ending		¥ 2,244,966	¥ 2,036,695
Balance as of ending (in shares)	0	27,267,380	27,267,380
Series F convertible redeemable preferred stock
Preferred shares activities
Balance as of beginning	¥ 3,520,796	¥ 3,133,043
Balance as of beginning (in shares)	34,677,872	34,677,872
Issuance of Preferred Shares			¥ 3,011,072
Issuance of Preferred Shares (in shares)			34,677,872
Accretion to Preferred Shares redemption value	¥ 98,070	¥ 387,753	¥ 121,971
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO	¥ (3,618,866)
Conversion of Preferred Shares to ordinary shares upon the completion of the IPO (in shares)	(34,677,872)
Balance as of ending		¥ 3,520,796	¥ 3,133,043
Balance as of ending (in shares)	0	34,677,872	34,677,872